UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21891

Cheswold Lane Funds
(Exact name of registrant as specified in charter)

100 Front Street
West Conshohocken, PA 19428
(Address of principal executive offices) (Zip code)

Colleen Quinn Scharpf
Cheswold Lane Asset Management, LLC
100 Front Street
West Conshohocken, PA 19428
 (Name and address of agent for service)

Registrant's telephone number, including area code: (610) 940-5330

Date of fiscal year end: December 31
Date of reporting period: June 30, 2011

Item 1.	Report to Stockholders.

Semi-Annual Report June 30, 2011 (Unaudited)

Cheswold Lane International High Dividend Fund
Table of Contents
June 30, 2011

Portfolio Characteristics	1
Schedule of Investments	3
Financial Statements	7
Financial Highlights	10
Notes to the Financial Statements	11
Annual Renewal of Investment Advisory Agreement	17
Expense Example	19
Other Information	20

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements.  These include any predictions, assessments, analysis or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser's forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2011

Cheswold Lane International High Dividend Fund
Portfolio Characteristics
June 30, 2011

Investments by Industry (unaudited)
(As a Percentage of Long-term Investments)

Agriculture	1.8%
Apparel	1.1
Auto Manufacturers	4.4
Banks	7.2
Beverages	4.9
Chemicals	2.4
Diversified Financial Services	1.9
Engineering & Construction	2.0
Food	10.6
Food Service	4.1
Healthcare - Services	2.9
Household Products / Wares	6.3
Insurance	5.3
Iron / Steel	3.1
Machinery - Construction & Mining	1.3
Mining	1.7
Miscellaneous Manufacturing	5.4
Office / Business Equipment	2.1
Oil & Gas	17.6
Oil & Gas Services	1.3
Pharmaceuticals	2.1
Real Estate	1.7
Retail	5.4
Telecommunications	3.4

Total	100.0%

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2011

Cheswold Lane International High Dividend Fund
Portfolio Characteristics (Continued)
June 30, 2011

Investments by Country (unaudited)
(As a Percentage of Long-term Investments)

Australia	6.8%
Austria	3.1
France	12.7
Germany	14.3
Hong Kong	1.1
Ireland	0.1
Italy	1.6
Japan	18.5
Netherlands	7.8
Singapore	3.1
Spain	1.8
Switzerland	12.3
United Kingdom	16.8

Total	100.0%

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2011

Cheswold Lane International High Dividend Fund
Schedule of Investments
June 30, 2011
(Unaudited)

Number of Shares			Value

	COMMON STOCKS	99.3%
	CONSUMER DISCRETIONARY	17.2%
7,500	Casino Guichard-Perrachon S.A.		$708,746
126,000	Compass Group PLC		1,217,808
131,000	David Jones Ltd.		571,393
21,500	Honda Motor Co., Ltd.		823,558
176,500	Marks & Spencer Group PLC		1,025,806
11,800	Toyota Motor Corp.		483,500
106,000	Yue Yuen Industrial Holdings Ltd.		336,921
			5,167,732

	CONSUMER STAPLES	21.1%
12,000	British American Tobacco PLC		527,032
44,500	Coca-Cola Amatil Ltd.		545,965
32,850	Henkel A.G. & Co. KGaA		1,887,658
20,900	Nestle S.A.		1,299,287
9,200	Pernod-Ricard S.A.		909,120
35,100	Unilever NV		1,153,527
			6,322,589

	ENERGY	20.0%
16,400	BG Group PLC		372,929
126,000	BP PLC		929,363
20,500	ENI SpA		486,098
86	Inpex Corp.		632,150
22,400	Modec, Inc.		381,873
19,200	Noble Corp.		756,672
19,000	Royal Dutch Shell PLC A Shares		677,717
3,600	Technip S.A.		386,936
15,300	Transocean Ltd.		987,768
9,300	Woodside Petroleum Ltd.		409,643
			6,021,149

	FINANCIALS	14.3%
27,000	AXA S.A.		615,106
13,000	BNP Paribas		1,006,042
4,300	Deutsche Bank AG		254,749
150,000	Governor & Co. of the Bank of Ireland*		25,089
43,000	HSBC Holdings PLC		426,351
40,200	ING Groep NV*		496,134
3,100	MS&AD Insurance Group Holdings		72,210
6,000	ORIX Corp.		580,349
55,000	Oversea-Chinese Banking Corp. Ltd.		419,812
14,100	Tokio Marine Holdings, Inc.		393,039
			4,288,881
	HEALTH CARE	4.9%
11,500	Fresenius Medical Care AG & Co. KGaA		861,872

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2011

Cheswold Lane International High Dividend Fund
Schedule of Investments (continued)
June 30, 2011
(Unaudited)

Number of Shares			Value
3,700	Roche Holding AG		$619,395
			1,481,267
	INDUSTRIALS	8.0%
27,000	Chiyoda Corp.		309,432
110,000	Fraser and Neave Ltd.		519,380
9,200	Siemens AG		1,266,643
76,000	Toyo Engineering Corp.		301,027
			2,396,482
	INFORMATION TECHNOLOGY	3.3%
13,100	Canon, Inc.		619,722
43,000	Konica Minolta Holdings, Inc.		357,186
			976,908
	MATERIALS	7.1%
1,100	Air Liquide S.A.		158,067
17,000	Air Water, Inc.		204,115
9,000	BHP Billiton Ltd.		423,502
850	Rio Tinto Ltd.		75,785
71,000	Sumitomo Chemical Co., Ltd.		352,629
16,750	Voestalpine AG		926,952
			2,141,050
	TELECOMMUNICATION SERVICES	3.4%
21,300	Telefonica S.A.		522,098
190,000	Vodafone Group PLC		505,080
			1,027,178
	TOTAL COMMON STOCKS (Cost $25,193,359)		29,823,236

Principal Amount			Value
	SHORT-TERM INVESTMENT	0.0%
	Variable Rate Demand Deposit
$12,281	UMB Bank Money Market Fiduciary, 0.01%†		12,281
	TOTAL SHORT-TERM INVESTMENTS (Cost $12,281)		12,281

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2011

Cheswold Lane International High Dividend Fund
Schedule of Investments (continued)
June 30, 2011
(Unaudited)

TOTAL INVESTMENTS (Cost $25,205,640)	99.3%	$29,835,517
Other Assets Less Liabilities	0.7%	196,705

NET ASSETS	100.0%	$30,032,222

* Non-income Producing
† Indicates yield as of June 30, 2011

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2011

Cheswold Lane International High Dividend Fund
Schedule of Investments (Continued)
(Unaudited)

FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 2011

	Contract Amounts
					Currency	Unrealized
Settlement Date	Receive		Deliver		Value	Gain/(Loss)

July 1, 2011	8	USD	7	CHF	$8	$0
July 1, 2011	8,914	USD	720,285	JPY	8,932	(18)

Total						$(18)

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2011

Cheswold Lane International High Dividend Fund
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

ASSETS:
Investments at value (cost $25,205,640)	$29,835,517
Foreign currency (cost $29,569)	29,653
Receivable for investments sold	19,432
Interest and dividends receivable	190,119
Prepaid expenses	1,258

Total assets	30,075,979

LIABILITIES:
Payables for:
Investment adviser fees	11,345
Trustees' fees	2,459
Unrealized loss on foreign currency contracts	18
Other accrued expenses	29,935

Total liabilities	43,757

TOTAL NET ASSETS	$30,032,222

NET ASSETS CONSIST OF:
Paid-in-capital	$35,748,444
Distributions in excess of net investment income	(23,095)
Accumulated net realized loss on investments and foreign currency transactions	(10,327,431)
Net unrealized appreciation on investments and foreign currency translations	4,634,304

TOTAL NET ASSETS	$30,032,222

SHARES OUTSTANDING, (no par value, unlimited shares of beneficial interest authorized)	2,221,324

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE(a)	$13.52

(a) A 2% redemption fee applies to shares sold within 90 days of purchase.

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2011

Cheswold Lane International High Dividend Fund
Statement of Operations
June 30, 2011
(Unaudited)

INVESTMENT INCOME:
Dividends (Net of $71,917 foreign tax withholding)	$596,187
Interest	1
Total investment income	596,188

EXPENSES:
Investment advisory fees	132,679
Professional fees	24,398
Administrative and fund accounting fees	22,316
Transfer agent fees and expenses	13,522
Custody fees	11,638
Trustees' fees	4,959
Insurance premiums	4,322
Reports to shareholders	4,321
Federal and state registration fees	1,640
Miscellaneous expenses	6,737
Total expenses before fee waivers	226,532
Fee waivers	(56,997)

Total expenses	169,535

NET INVESTMENT INCOME	426,653

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized loss on investment transactions	(807,963)
Net realized gain on foreign currency transactions	23,769
Change in unrealized appreciation
on investments	1,950,969
on foreign currency translations	4,177
Net realized and unrealized gain on investments and foreign currency	1,170,952

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,597,605

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2011

Cheswold Lane International High Dividend Fund
Statements of Changes in Net Assets

	For the Six Months Ended 6/30/11 (Unaudited)	For the Year Ended 12/31/10
OPERATIONS:
Net investment income	$426,653	$383,097
Net realized loss on investments	(807,963)	(1,129,153)
Net realized gain/(loss) on foreign currency translations	23,769	(27,049)
Change in unrealized appreciation/(depreciation) on investments and foreign currency translations	1,955,146	1,192,193

Net increase in net assets resulting from operations	1,597,605	419,088

DISTRIBUTIONS:
From investment income ($0.14 per share, $0.24 per share)	(315,082)	(518,179)

Total distributions	(315,082)	(518,179)

SHARES OF BENEFICIAL INTEREST:
Proceeds from sale of shares	112,120	7,605
Proceeds from reinvestment of distributions	312,932	516,707
Redemption of shares	(272,183)	(356,885)

Net increase from shares of beneficial interest	152,869	167,427

TOTAL INCREASE IN NET ASSETS	1,435,392	68,336

NET ASSETS:
Beginning of period	28,596,830	28,528,494
End of period*	$30,032,222	$28,596,830

SHARES OF BENEFICIAL INTEREST IN SHARES:
Shares sold	8,292	614
Shares reinvested	23,779	43,467
Shares redeemed	(20,070)	(28,665)
Net increase	12,001	15,416

* Includes (Distributions in excess of) / Undistributed Net Investment Income of $(23,095) and $(134,666), for 6/30/2011 and 12/31/2010, respectively.

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2011

Cheswold Lane International High Dividend Fund
Financial Highlights
For a Fund Share Outstanding
Throughout Each Period

For the Six Months Ended 6/30/11 (Unaudited)	For the Year Ended 12/31/10	For the Year Ended 12/31/09	For the Year Ended 12/31/08	For the Year Ended 12/31/07	6/29/06* to 12/31/06
Net asset value, beginning of period	$12.94	$13.00	$9.60	$18.91	$17.60	$15.00

Income/(Loss) From Investment Operations:
Net investment income	0.19	0.18	0.20	0.41	0.57	0.09
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	0.53	0.00	3	3.39	(9.28)	1.81	2.71
Total from investment operations	0.72	0.18	3.59	(8.87)	2.38	2.80

Less Distributions:
Dividends from net investment income	(0.14)	(0.24)	(0.19)	(0.39)	(0.64)	(0.05)
Distribution from net realized gains	—	—	—	(0.05)	(0.43)	(0.15)
Total distributions	(0.14)	(0.24)	(0.19)	(0.44)	(1.07)	(0.20)

Net asset value, end of period	$13.52	$12.94	$13.00	$9.60	$18.91	$17.60

Total Return	5.62	%2	1.53%	37.84%	(47.58)%	13.57%	18.68	%2

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$30,032	$28,597	$28,528	$20,393	$39,435	$25,828
Ratio of expenses to average net assets:
Net of waivers and reimbursements	1.15	%1	1.15%	1.15%	1.15%	1.15%	1.15	%1
Before waivers and reimbursements	1.53	%1	1.56%	1.64%	1.56%	1.56%	2.16	%1
Ratio of net investment income to average net assets:
Net of waivers and reimbursements	2.89	%1	1.40%	1.79%	2.80%	3.18%	1.07	%1
Before waivers and reimbursements	2.51	%1	0.99%	1.30%	2.39%	2.77%	0.06	%1
Portfolio turnover rate	23.08	%2	64.79%	36.90%	60.12%	38.49%	16.18	%2

* Commencement of Operations.
1 Annualized.
2 Not annualized.
3 Represents less than $0.01 per share.

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2011

Cheswold Lane International High Dividend Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Note 1.	Organization

Cheswold Lane Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.  The Trust was organized as a Delaware statutory trust on April 12, 2006 and currently consists solely of one series of beneficial interest, the Cheswold Lane International High Dividend Fund (the “Fund”).  The investment objective for the Fund is long-term growth of capital and income.  The Fund commenced operations on June 29, 2006.

Note 2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation – In determining the Fund’s net asset value (“NAV”), portfolio securities primarily listed or traded on a national or foreign securities exchange, except for securities traded on the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) and fixed income securities, are generally valued at the last sale price on that exchange, unless market prices are determined to be not readily available pursuant to the Fund’s pricing procedures.  The Fund values NASDAQ traded securities using the NASDAQ Official Closing Price.  The Fund generally values fixed income securities using market quotations or a matrix method provided by a pricing service.  The Fund values short-term investments that will mature within 60 days at amortized cost, which approximates market value.  In the event market quotations are not readily available, a “fair value” price will be determined in accordance with the Fund’s pricing procedures.  Securities other than those listed above will be priced in accordance with the Fund’s registration statement and/or pricing procedures.

The Fund translates prices for its investments that are quoted in foreign currencies into U.S. dollars at current exchange rates.  As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Fund’s NAV, which is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”).  Because foreign markets may be open at different times than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell them.  If reported prices with respect to the Fund’s foreign investments are believed by Cheswold Lane Asset Management, LLC (the “Adviser”) to be stale or unreliable based upon certain triggering factors set forth in the pricing procedures approved by the Board, these investments will be valued at their fair value using a quantitative methodology.  In addition, if, in the opinion of the Adviser, significant events materially affecting the values of the Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the NYSE, or if the values provided by the Adviser’s quantitative methodology are deemed by the Adviser not to reflect fair value, such foreign investments will be priced at fair value as determined in good faith by the Adviser.  The Fund may rely on third-party pricing vendors to monitor for events that may materially affect the values of the Fund’s foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE.

The use of fair value pricing by the Fund may cause the NAV of its shares to differ from the NAV that would be calculated by using closing market prices.  Due to the subjective nature of fair value pricing, the Fund’s value for a particular security may be different from the last quoted market price.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2011

Cheswold Lane International High Dividend Fund
Notes to Financial Statements (Continued)
June 30, 2011 (Unaudited)

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

• Level 1 − quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 − significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

Sector	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$-	$5,167,732	$-	$5,167,732
Consumer Staples	-	6,322,589	-	6,322,589
Energy	-	6,021,149	-	6,021,149
Financials	-	4,288,881	-	4,288,881
Health Care	-	1,481,267	-	1,481,267
Industrials	-	2,396,482	-	2,396,482
Information Technology	-	976,908	-	976,908
Materials	-	2,141,050	-	2,141,050
Telecommunication Services	-	1,027,178	-	1,027,178
Short-Term Investments	12,281	-	-	12,281
Total	$12,281	$29,823,236	$-	$29,835,517
Other Financial Instruments*	$(18)	-	-	$(18)

* Other financial instruments include futures, forwards and swap contracts, which are valued at unrealized appreciation/depreciation on the investment.

In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be valued at their fair value using a quantitative methodology when certain triggering factors, representing a significant change in the value of U.S.-traded securities, occur.  In this circumstance, such securities are categorized as Level 2.  Such securities represent the only significant transfers between each of the three levels.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2011

Cheswold Lane International High Dividend Fund
Notes to Financial Statements (Continued)
June 30, 2011 (Unaudited)

In May 2011, the Financial Accounting Standards Board (‘‘FASB’’) issued Accounting Standards Update (‘‘ASU’’) No. 2011-04 ‘‘Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements’’ in Accounting Principles and the International Financial Reporting Standards (‘‘IFRSs’). ASU No. 2011-04 amends FASB Accounting Standards Codification (‘‘ASC’’) Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

Federal Income Taxes – The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income tax provision is required.

Accounting for Uncertainty in Income Taxes (the "Income Tax Statement") requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years 2007-2010, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended June 30, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2011

Cheswold Lane International High Dividend Fund
Notes to Financial Statements (Continued)
June 30, 2011 (Unaudited)

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes.  Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends.  Interest income is recorded on an accrual basis.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The Fund declares and pays dividends of net investment income, if any, semi-annually and distributes net realized gains, if any, annually. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Redemption Fees – Upon redemption of shares held 90 days or less, a redemption fee of 2% of the current NAV of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders.  The redemption fee is accounted for as an addition to paid-in capital. There were no redemption fees paid to the Fund during the six months ended June 30, 2011.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Subsequent Events - Events and transactions have been evaluated by management for subsequent events. Management has determined that there were no material events that would require disclosure in the Fund’s financial statements.

Note 3.	Related Parties

The Fund has an investment advisory agreement with the Adviser.  Under the agreement, the Fund pays the Adviser a fee computed daily and payable monthly, fixed at 0.90% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses at least through April 30, 2012 in order to keep the Fund’s net annual fund operating expenses (excluding any taxes, interest, brokerage commissions and other costs relating to portfolio securities transactions (including the costs, fees and expenses associated with the Fund’s investments in other investment companies) and other extraordinary expenses) from exceeding 1.15% of its average

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2011

Cheswold Lane International High Dividend Fund
Notes to Financial Statements (Continued)
June 30, 2011 (Unaudited)

daily net assets.  After expense waivers, the management fee paid to the Adviser for the six months ended June 30, 2011 was equal to 0.25% of the Fund’s average net assets.

The Fund had $5,000 in fees for unaffiliated Trustees during the six months ended June 30, 2011.  No officer or Trustee who is affiliated with the Adviser currently receives any compensation from the Fund for acting as a Trustee or officer of the Fund.

Note 4.	Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities) from January 1, 2011 to June 30, 2011 were $7,056,288 and $6,862,623, respectively.

Note 5.	Federal Income Tax Information

At June 30, 2011, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$25,258,406
Unrealized appreciation	5,384,502
Unrealized depreciation	(807,391)
Net unrealized appreciation on investments	$4,577,111

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$45,698
Undistributed long-term gains	-
Tax accumulated earnings	45,698
Accumulated capital and other losses	(9,248,653)
Unrealized appreciation on investments and foreign currency translations	2,204,210
Total accumulated earnings (deficit)	$(6,998,745)

The tax character of distributions paid during the fiscal year ended December 31, 2010 and fiscal year ended December 31, 2009 was as follows:

	2010	2009
Distributions paid from ordinary income	$518,179	$404,022
Distributions paid from long-term capital gains	-	-
Total Distributions	$518,179	$404,022

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2011

Cheswold Lane International High Dividend Fund
Notes to Financial Statements (Continued)
June 30, 2011 (Unaudited)

As of December 31, 2010, the Fund had a capital loss carry forward of $8,031,618, of which $2,383,443 expires on December 31, 2016 and $5,245,769 expires on December 31, 2017 and $402,406 expires on December 31, 2018.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of December 31, 2010, the Fund had $1,208,904 of post-October capital losses and $8,131 of post-October currency losses, which are deferred until January 1, 2011 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Note 6.	Other

Because the Fund invests in foreign stocks, it will be affected by risks not typically associated with U.S. stocks.  These risks include political and economic instability and different accounting and regulatory standards, as well as reduced liquidity and transparency compared to U.S. markets.  In addition, the Fund will be subject to the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.  Currency exchange rates may fluctuate significantly over short periods of time, causing (along with other factors) the Fund’s net asset value to fluctuate, which, in turn, may cause the value of the Fund’s shares to go up or down.

The Fund may invest an unlimited percent of the portfolio in dividend paying equity securities (including common, convertible and preferred stocks) of companies located in developed markets outside of the United States.  The Fund considers foreign developed markets to consist of those countries that are represented in the Morgan Stanley Capital International, Inc. EAFE® Index.  As a result, the Fund may hold a concentrated amount of securities in a few countries at the discretion of the Adviser.  Please see the “Portfolio Characteristics – Investments by Country” table for a percentage listing by country.  Should the Adviser invest a concentrated amount of the portfolio in a few countries, the Fund will be particularly subject to the risks of investing in foreign stocks as described above.

As of June 30, 2011, the Fund had a shareholder that held 69.5% of the outstanding shares of the Fund. A significant redemption by this shareholder could affect the Fund’s liquidity and the future viability of the Fund. The shareholder is a retirement plan for a commercial entity in which the plan holds Fund shares for the benefit of the entity’s employees. The Fund is one of several investment options in the entity’s plan and employees are permitted to transfer some or all of their account balances into or out of the Fund at any time.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2011

Cheswold Lane International High Dividend Fund
Annual Renewal of Investment Advisory Agreement
June 30, 2011
(Unaudited)

The Board of Trustees (the “Board”) of Cheswold Lane Funds (the “Trust”) met on May 20, 2011 to consider the annual renewal of the Investment Advisory Agreement between the Trust, on behalf of its initial series, the Cheswold Lane International High Dividend Fund (the “Fund”), and Cheswold Lane Asset Management, LLC, the Fund’s investment adviser (the “Adviser”).  The Board reviewed and discussed several documents that had been provided prior to the meeting, including the Investment Advisory Agreement, the Expense Cap/Reimbursement Agreement, a memorandum provided by outside legal counsel discussing the Board’s fiduciary obligations and factors the Board should assess in considering the renewal of the Investment Advisory Agreement, information in response to a request sent on behalf of the Trustees who are not “interested persons” of the Trust or the Adviser (the “Independent Trustees”), within the meaning of the Investment Company Act of 1940, as amended, from the Adviser (including its Form ADV), and comparative information about the Fund’s total expense ratio and management fee for the year ended December 31, 2010, and the Fund’s performance for the three and six-month periods ended March 31, 2011 and for the one-year, three-year and since inception periods then ended.  The Board also noted the information it receives periodically throughout the year that is relevant to the Investment Advisory Agreement renewal process, including performance, management fee and other financial information.  Based on its evaluation of this information, the Board, including a majority of the Independent Trustees, approved the continuation of the Investment Advisory Agreement for an additional one-year period.

In connection with its consideration of whether to approve the continuance of the Investment Advisory Agreement, the Board reviewed the following factors:

1.	Nature and Quality of Advisory Services.

The Board considered the nature and quality of services provided by the Adviser, including services provided specifically for the Fund such as research performed, portfolio management, trading, supervision of Fund operations and compliance, recordkeeping, reporting to the Board as requested and regulatory matters, and services performed.  The Board concluded that the services provided to the Fund were extensive in nature and that the Fund was likely to continue to benefit from services provided under the Investment Advisory Agreement.

The Board reviewed overall investment performance information relating to the Fund and the Adviser.  In considering the investment performance for the Fund, the Board also reviewed information from Morningstar regarding the Fund’s performance for the three and six-month periods ended March 31, 2011 and for the one-year, three-year and since inception periods then ended  in comparison to its benchmark index, the MSCI EAFE Index®.  The Board noted the Fund had underperformed its benchmark index for each period presented but that the Fund’s performance was reasonable.

The Board also discussed viability of the Fund, noting the Adviser’s continuing efforts and allocation of resources to manage the Fund.  The Board also considered the impact to the Fund in the event of a redemption by a large shareholder.

The Board also considered the Adviser’s quarterly investment management report and reviews explaining the Fund’s performance, the Adviser’s investment decision process and the investment strategies it employs for the Fund.  After considering all of the information, the Board concluded that, although past performance is not a guarantee of future results, the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2011

Cheswold Lane International High Dividend Fund
Annual Renewal of Investment Advisory Agreement (Continued)
June 30, 2011
(Unaudited)

2.	The Adviser’s Compensation and Profitability.

The Board considered the Fund’s management fee and total expense ratio relative to industry averages for comparable funds.  The Board noted that the Fund pays the Adviser a management fee of 0.90% of the Fund’s average daily net assets and that this fee is recorded as revenue on the Adviser’s income statement.  The Board determined that the management fee and total expense ratio were within the range of fees charged by comparable funds.  The Board considered the fees realized, and the costs incurred, by the Adviser in providing investment management services to the Fund and potential profitability to the Adviser with respect to the Fund.  The Board noted that the Fund had only been in operations for approximately five years and the Adviser had incurred losses or a nominal positive net income during this period.  In particular, the Board noted that the Adviser has waived its management fee and/or reimbursed expenses since inception, to the extent they exceed 1.15% of the Fund’s average daily net assets, and that the Fund’s total expense ratio, net of fee waivers and expense reimbursements, was below both the median and average of comparable funds.  In addition, the Board noted that the Adviser’s principals have made substantial equity investments in the Adviser and the Fund.  In light of the foregoing, the Board concluded that the management fee and total expense ratio were reasonable.

3.	Economies of Scale.

The Board noted that some funds implement economies of scale, usually in the form of breakpoints with regard to management fees.  It was noted that the Fund has no breakpoints because the Fund has a relatively small net asset base, making it difficult for the Adviser to offer such breakpoints.  The Board also noted that the Adviser’s voluntary waiver of its management fee and reimbursement of certain Fund expenses is a benefit to the Fund’s investors.  After reviewing the Fund’s fee structure, the Board concluded that at this time, there were no effective economies of scale to be shared by the Adviser at current asset levels.

4.	“Fall-Out” Benefits.

The Board considered the direct and indirect benefits that could be derived by the Adviser from its association with the Fund.  The Board concluded that the benefits the Adviser may receive, such as greater name recognition or increased ability to obtain research or brokerage services, appear to be reasonable, and in many cases may benefit the Fund.

The Board considered all these factors.  In considering the Investment Advisory Agreement, the Board did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, it was the judgment of the Board and the Independent Trustees that shareholders would receive favorable performance at reasonable fees and, therefore, approval of the Investment Advisory Agreement was in the best interests of the Fund.

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2011

Cheswold Lane International High Dividend Fund
 Expense Example
For the Period Ended June 30, 2011 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on certain redemptions; and (2) ongoing costs, including management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011 (the “Period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the Period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the Period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value January 1, 2011	Ending account value June 30, 2011	Expenses paid during the period ended June 30, 20111
Actual Example	$1,000.00	$1,056.20	$5.86
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,019.30	5.76

1    Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

Cheswold Lane International High Dividend Fund - Semi-Annual Report - June 30, 2011

Cheswold Lane International High Dividend Fund
Other Information
For the Period Ended June 30, 2011 (Unaudited)

Proxy Voting

A description of the Fund’s proxy voting policies and procedures applicable to portfolio securities and a record of the Fund’s proxy votes for the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-800-632-1320 and on the Securities and Exchange Commission’s website at www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Portfolio Holdings Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may view the Fund’s Form N-Q on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

UMB Distribution Services, LLC, Distributor

803 West Michigan Street

Milwaukee, Wisconsin 53233

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The schedule of investments is included as part of the report to shareholders filed under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submissions of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cheswold Lane Funds

By:	/s/ Eric F. Scharpf
Eric F. Scharpf
President and Chief Executive Officer
(Principal Executive Officer)

Date: September 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Eric F. Scharpf
Eric F. Scharpf
President and Chief Executive Officer
(Principal Executive Officer)

Date: September 2, 2011

By:	/s/ Matthew H. Taylor
Matthew H. Taylor
Executive Vice President, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date: September 2, 2011